Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit)
U.S. federal, Current			$ 0	$ (1,290)	$ (20,062)
U.S. federal, Deferred			2,963	(14,174)	(14,862)
U.S. federal, Total			2,963	(15,464)	(34,924)
State and local, Current			1,075	477	1,960
State and local, Deferred			1,125	(3,767)	(2,939)
State and local, Total			2,200	(3,290)	(979)
Foreign, Current			1,847	1,932	2,121
Foreign, Deferred			(387)	(6,647)	(2,319)
Foreign, Total			1,460	(4,715)	(198)
Total, Current			2,922	1,119	(15,981)
Total, Deferred	(21,664)	(5,275)	3,702	(24,588)	(20,120)
Income tax expense (benefit)			$ 6,623	$ (23,469)	$ (36,101)